Investments (Tables)	6 Months Ended	12 Months Ended
	Nov. 30, 2025	May 31, 2025
Investments
Schedule of investments
Description	Balance (USD)
Investments in Equity Securities	$103,519
Securities Receivable	$3,922,717
Total Value	$4,026,236

Description	Balance (USD)
Investments in Equity Securities	$301,260
Securities Receivable	$3,789,651
Total Value	$4,090,911